UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST
(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF● July 31, 2015 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.6%
Australia — 9.9%
Boral	108,209	$525,194
Bradken	126,330	108,963
Cabcharge Australia	143,790	351,046
Decmil Group	403,577	320,070
JB Hi-Fi	31,888	450,088
Metcash	183,078	153,894
Mineral Resources	65,768	260,557
Myer Holdings	293,527	270,338
Rio Tinto	10,729	414,548
Seven Group Holdings	83,957	339,982
SMS Management & Technology	141,683	369,721
Woodside Petroleum	15,986	416,570
Woolworths	20,131	420,843
WorleyParsons	39,273	264,101
		4,665,915
Belgium — 2.2%
Ageas	12,572	517,700
Umicore	12,187	533,501
		1,051,201
Canada — 9.8%
Celestica*	4,390	58,809
Genworth MI Canada	16,485	390,114
IGM Financial	10,285	303,710
Labrador Iron Ore Royalty	25,124	259,913
Magna International	13,072	710,247
Metro, Cl A	26,854	730,767
National Bank of Canada	13,634	476,828
Rogers Sugar	106,050	368,947
Suncor Energy	15,152	426,807
Teck Resources, Cl B	21,736	160,047
Transcontinental, Cl A	34,257	385,304
WestJet Airlines, Cl A	19,844	350,041
		4,621,534
Denmark — 6.0%
Novo Nordisk, Cl B	9,151	536,547
Pandora	4,839	544,088
TDC	62,478	471,239
Topdanmark*	20,054	553,674
Tryg	35,007	705,307
		2,810,855
Finland — 0.8%
Fortum	22,983	403,857

France — 9.5%
CNP Assurances	27,756	466,847
Engie	20,031	384,653
L'Oreal	2,724	509,625
Metropole Television	23,800	481,207
Orange	31,613	518,528
Total	8,694	430,384
Veolia Environnement	24,630	549,789
Vinci	8,836	566,721
Vivendi	22,095	580,802
		4,488,556
Germany — 4.2%
E.ON	28,479	375,637
Freenet	18,678	641,547
Muenchener Rueckversicherungs	3,103	570,136

Description	Shares	Value

RWE	19,188	$399,338
		1,986,658
Hong Kong — 2.6%
Belle International Holdings	447,808	465,582
Li & Fung	436,843	338,101
Television Broadcasts	84,655	447,719
		1,251,402
Japan — 10.1%
Autobacs Seven	35,246	639,880
Casio Computer	27,226	543,268
FANUC	2,459	410,313
Kirin Holdings	33,870	521,708
Mabuchi Motor	7,990	479,007
Marui Group	37,276	522,438
Omron	11,044	433,526
Sanki Engineering	85,816	691,043
Yamato Holdings	23,989	532,099
		4,773,282
Netherlands — 2.2%
BinckBank	51,860	492,150
Koninklijke Ahold	26,779	533,057
		1,025,207
New Zealand — 1.4%
Tower	457,929	646,878

Norway — 7.1%
Gjensidige Forsikring	37,092	595,310
Kvaerner	368,348	211,942
Salmar	39,582	625,097
Statoil	23,241	393,209
Telenor	21,736	476,846
TGS Nopec Geophysical	20,527	432,983
Yara International	12,443	619,374
		3,354,761
Portugal — 0.8%
Portucel	99,874	381,161

South Korea — 2.2%
Macquarie Korea Infrastructure Fund	73,026	493,018
SK C&C	2,063	539,485
		1,032,503
Spain — 1.7%
Endesa	14,992	315,139
Mediaset Espana Comunicacion	37,536	471,808
		786,947
Sweden — 1.9%
JM	18,721	495,870
TeliaSonera	63,271	384,683
		880,553
Switzerland — 6.7%
Actelion	3,378	499,551
Adecco	7,042	587,744
Logitech International	33,565	482,825
Schindler Holding	2,963	477,428
Swiss Re	5,748	517,516
Zurich Insurance Group	1,892	576,235
		3,141,299
United Kingdom — 17.5%
Amlin	72,650	579,181
BHP Billiton	22,161	409,235

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF● July 31, 2015 (unaudited)

Description	Shares/Face Amount(1)		Value

BP		66,789	$412,457
Cape		121,710	443,333
Carillion		110,479	596,606
Centrica		96,617	402,099
De La Rue		35,504	280,273
HSBC Holdings		58,326	528,017
Imperial Tobacco Group		9,883	519,346
Intermediate Capital Group		68,061	620,186
Kingfisher		96,933	546,010
Ladbrokes		183,430	326,269
Phoenix Group Holdings		42,549	566,788
Reckitt Benckiser Group		5,691	546,482
Rio Tinto		11,702	454,393
South32*		22,161	28,292
Vodafone Group		150,908	569,956
WM Morrison Supermarkets		151,628	432,140
			8,261,063

Total Common Stock
(Cost $52,909,096)			45,563,632

TIME DEPOSITS — 3.2%
Brown Brothers Harriman, 0.000%, 08/03/2015		1,380,054	1,380,054
Brown Brothers Harriman, 1.032%, 08/03/2015	AUD	150	110
Brown Brothers Harriman, 0.050%, 08/03/2015	CAD	15,914	12,168
Brown Brothers Harriman, (0.227)%(A), 08/03/2015	EUR	72	79
Brown Brothers Harriman, 0.087%, 08/03/2015	GBP	80,364	125,500
Total Time Deposits (Cost $1,517,911)			1,517,911

Total Investments - 99.8%
(Cost $54,427,007)†			47,081,543
Other Assets and Liabilities - 0.2%			79,043
Net Assets - 100.0%			$47,160,586

Percentages are based on Net Assets.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise noted.
(A)	Rate is negative due to the decrease in value of the Euro against the U.S. Dollar.

†	At July 31, 2015, the tax basis cost of the Fund's investments was $54,427,007, and the unrealized appreciation and depreciation were $1,484,088 and $(8,829,552), respectively.

AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
EUR — Euro
GBP — Great British Pound

The following is a list of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,563,632	$—	$—	$45,563,632
Time Deposits	—	1,517,911	—	1,517,911
Total Investments in Securities	$45,563,632	$1,517,911	$—	$47,081,543

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-0400

Cambria Investment Management
Schedule of Investments ● Cambria Global Asset Allocation ETF● July 31, 2015 (unaudited)

Description	Shares	Value

EXCHANGE-TRADED FUNDS — 100.0%
Cambria Foreign Shareholder Yield ETF††	31,059	$680,251
Cambria Global Value ETF††	68,279	1,365,580
Cambria Shareholder Yield ETF††	34,162	1,083,626
iShares 20+ Year Treasury Bond ETF	5,974	731,994
iShares 7-10 Year Treasury Bond ETF	10,295	1,095,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,106	1,059,483
iShares MSCI USA Momentum Factor ETF	21,199	1,573,602
Market Vectors Emerging High Yield Bond ETF	59,334	1,422,829
Market Vectors Emerging Markets Local Currency Bond ETF	70,661	1,339,026
Market Vectors International High Yield Bond ETF	28,101	682,854
SPDR Barclays High Yield Bond ETF	18,560	704,723
SPDR Barclays International Corporate Bond ETF	22,289	698,092
SPDR Barclays TIPS ETF	19,314	1,082,357
SPDR DB International Government Inflation-Protected Bond ETF	19,873	1,075,924
United States Commodity Index Fund	52,730	2,307,465
Vanguard Emerging Markets Government Bond ETF	23,235	1,785,377
Vanguard FTSE All World ex-US Small-Capital ETF	7,395	731,661
Vanguard FTSE Developed Markets ETF	36,656	1,474,671
Vanguard FTSE Emerging Markets ETF	61,306	2,349,246
Vanguard Global ex-U.S. Real Estate ETF	19,372	1,067,397
Vanguard Mid-Capital ETF	11,745	1,514,165
Vanguard REIT ETF	13,543	1,069,897
Vanguard Short-Term Bond ETF	9,019	723,504
Vanguard Short-Term Corporate Bond ETF	9,048	721,578
Vanguard Total Bond Market ETF	35,243	2,883,230
Vanguard Total International Bond ETF	34,336	1,819,121
Vanguard Total Stock Market ETF	13,717	1,492,958
WisdomTree Emerging Markets Equity Income Fund	10,253	410,018
WisdomTree Emerging Markets SmallCap Dividend Fund	16,269	654,339

Total Exchange-Traded Funds
(Cost $36,417,837)		35,600,768

Description	Face Amount	Value

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.000%, 08/03/2015
(Cost $6,350)	$6,350	$6,350

Total Investments - 100.0%
(Cost $36,424,187)†		35,607,118
Other Assets and Liabilities – 0.0%		–
Net Assets - 100.0%		$35,607,118

Percentages are based on Net Assets.

†	At July 31, 2015, the tax basis cost of the Fund's investments was $36,424,187, and the unrealized appreciation and depreciation were $207,465 and $(1,024,534), respectively.
††
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended July 31, 2015 are as follows:

Value of Shares Held as of 04/30/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 07/31/15	Dividend Income
Cambria Foreign Shareholder Yield ETF
$634,567	$127,314	$(23,712)	$(58,254)	$336	$680,251	$18,911
Cambria Global Value ETF
$1,275,300	$261,413	$(47,571)	$(126,125)	$2,563	$1,365,580	$15,907
Cambria Shareholder Yield ETF
$929,147	$188,891	$(37,554)	$1,646	$1,496	$1,083,626	$4,119

DB —  Deutsche Bank
ETF —  Exchange-Traded Fund
FTSE —  Financial Times Stock Exchange
MSCI —  Morgan Stanley Capital International
REIT —  Real Estate Investment Trust
SPDR —  Standard & Poor’s Depositary Receipt
TIPS —  Treasury Inflation Protected Security

The following is a list of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$35,600,768	$—	$—	$35,600,768
Time Deposit	—	6,350	—	6,350
Total Investments in Securities	$35,600,768	$6,350	$—	$35,607,118

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-005-0200

Cambria Investment Management
Schedule of Investments ●Cambria Global Momentum ETF● July 31, 2015 (unaudited)

Description	Shares/Face Amount	Value

EXCHANGE-TRADED FUNDS — 99.4%
Cambria Shareholder Yield ETF††	62,244	$1,974,392
iShares 3-7 Year Treasury Bond ETF	15,081	1,864,766
iShares Global Consumer Discretionary ETF	16,775	1,572,824
iShares Global Consumer Staples ETF	18,947	1,792,386
iShares Global Financials ETF	31,034	1,805,558
iShares Global Healthcare ETF	19,266	2,174,361
iShares Global Tech ETF	21,060	2,045,979
iShares Micro-Capital ETF	22,404	1,754,905
Market Vectors Emerging High Yield Bond ETF	77,507	1,858,618
Vanguard FTSE All World ex-US Small-Capital ETF	18,664	1,846,616
Vanguard FTSE Emerging Markets ETF	43,249	1,657,302
Vanguard Global ex-U.S. Real Estate ETF	32,095	1,768,434
Vanguard Mid-Capital ETF	16,016	2,064,783
Vanguard Short-Term Bond ETF	23,183	1,859,740
Vanguard Small-Capital Value ETF	17,458	1,864,340
Vanguard Total International Bond ETF	36,556	1,936,737
Vanguard Total Stock Market ETF	18,642	2,028,995

Total Exchange-Traded Funds
(Cost $31,913,818)		31,870,736

TIME DEPOSIT — 0.7%
Brown Brothers Harriman, 0.000%, 08/03/2015
(Cost $234,668)	$234,668	234,668

Total Investments - 100.1%
(Cost $32,148,486)†		32,105,404
Other Assets and Liabilities - (0.1)%		(16,949)
Net Assets - 100.0%		$32,088,455

Percentages are based on Net Assets.

†	At July 31, 2015, the tax basis cost of the Fund's investments was $32,148,486, and the unrealized appreciation and depreciation were $480,383 and $(523,465), respectively.
††
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended July 31, 2015 are as follows:

Value of Shares Held as of 04/30/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized (Depreciation)	Realized Gain	Value of Shares Held as of 07/31/15	Dividend Income
Cambria Shareholder Yield ETF
$2,416,983	$-	$(458,552)	$(179)	$16,140	$1,974,392	$7,813

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange

The following is a list of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,870,736	$—	$—	$31,870,736
Time Deposit	—	234,668	—	234,668
Total Investments in Securities	$31,870,736	$234,668	$—	$32,105,404

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-004-0200

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF● July 31, 2015 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.7%
Austria — 10.1%
Agrana Beteiligungs	8,216	$712,834
AMAG Austria Metall(A)	29,520	1,091,755
Erste Group Bank	28,124	842,911
EVN	66,913	755,816
Lenzing	16,160	1,177,738
OMV	22,041	586,403
Raiffeisen Bank International	30,336	443,109
UNIQA Insurance Group	75,129	709,589
Vienna Insurance Group Wiener Versicherung Gruppe	20,224	697,203
Voestalpine	22,357	959,553
		7,976,911
Brazil — 5.2%
AMBEV	136,275	770,140
Banco do Brasil	104,420	664,833
Banco Santander Brasil	185,736	864,141
Cia Siderurgica Nacional	239,449	304,211
Cosan Industria e Comercio	67,624	410,806
JBS	251,350	1,123,163
		4,137,294
Czech Republic — 7.3%
CEZ	49,638	1,201,336
Fortuna Entertainment Group*	151,364	478,622
Komercni Banka	5,543	1,239,271
Pegas Nonwovens	32,469	1,076,708
Philip Morris CR	1,817	789,633
Unipetrol*	131,140	991,493
		5,777,063
Greece(B) — 9.3%
Alpha Bank AE*	1,342,839	392,430
Athens Water Supply & Sewage	85,715	508,412
Bank of Greece	46,452	478,561
Eurobank Ergasias*	4,247,703	543,654
FF Group	13,316	331,517
Hellenic Petroleum	98,513	471,630
Hellenic Telecommunications Organization	44,763	371,227
Intralot -Integrated Lottery Systems & Services*	319,713	582,885
JUMBO	38,148	276,970
Karelia Tobacco	3,318	793,889
Metka	54,510	433,481
Motor Oil Hellas Corinth Refineries	72,996	662,874
National Bank of Greece*	335,713	353,716
OPAP	42,299	335,489
Piraeus Bank*	1,028,624	373,594
Public Power*	97,924	447,220
		7,357,549
Hungary — 6.2%
Magyar Telekom Telecommunications	583,967	847,551
MOL Hungarian Oil & Gas	24,966	1,317,307
OTP Bank	67,637	1,389,076
Richter Gedeon Nyrt	86,374	1,388,229
		4,942,163
Ireland — 10.6%
Aer Lingus Group	325,934	896,682
CPL Resources	99,935	647,546
CRH	34,286	1,021,057
FBD Holdings	40,211	352,190
Fyffes	635,883	968,198

Description	Shares	Value

Glanbia	43,036	$898,021
Kingspan Group	40,562	1,020,131
Origin Enterprises PLC	99,935	817,664
Smurfit Kappa Group	25,440	765,262
Total Produce	734,068	1,031,719
		8,418,470
Italy — 9.8%
Atlantia	33,163	885,765
Enel	185,887	874,988
Eni	41,001	718,668
Intesa Sanpaolo	260,891	1,003,405
Pirelli & C.	51,606	855,811
Saipem	42,265	368,555
Telecom Italia	728,116	963,582
UniCredit	123,665	819,643
Unipol Gruppo Finanziario	136,749	733,501
UnipolSai	199,856	519,757
		7,743,675
Poland — 9.2%
Alior Bank*	14,907	341,643
Asseco Poland	21,043	321,717
Bank Millennium	186,720	304,427
Bank Pekao	6,757	285,087
Bank Zachodni WBK	3,602	287,474
CCC	6,790	347,411
Cyfrowy Polsat	49,767	304,769
Energa	49,865	269,280
Eurocash	37,926	436,359
Grupa Azoty	15,328	344,993
Grupa Lotos*	45,851	382,892
ING Bank Slaski	9,077	301,997
KGHM Polska Miedz	10,348	260,613
LLP SA*	175	357,228
Lubelski Wegiel Bogdanka	14,798	205,174
mBank	2,820	282,590
Orange Polska	130,288	280,810
PGE Polska Grupa Energetyczna	59,579	279,881
Polski Koncern Naftowy Orlen	20,954	422,957
Polskie Gornictwo Naftowe i Gazownictwo	225,760	376,456
Powszechna Kasa Oszczednosci Bank Polski	36,519	282,889
Powszechny Zaklad Ubezpieczen	2,539	290,476
Tauron Polska Energia	281,556	282,892
		7,250,015
Portugal — 9.7%
Altri SGPS	40,397	171,741
Banco BPI, Cl G*	112,759	127,676
Banco Comercial Portugues, Cl R*	2,961,338	227,660
Banco Espirito Santo*(B)	318,087	—
BANIF - Banco Internacional do Funchal*	64,233,162	430,319
CIMPOR Cimentos de Portugal SGPS*	271,444	295,430
Corticeira Amorim SGPS	256,039	1,265,376
CTT-Correios de Portugal	16,060	165,796
EDP - Energias de Portugal	255,678	945,728
Galp Energia SGPS	71,715	830,928
Jeronimo Martins SGPS	22,489	334,171
Mota-Engil SGPS	46,612	124,447
NOS SGPS	23,786	201,565
Pharol SGPS*	464,508	173,450
Portucel	38,462	146,787
REN - Redes Energeticas Nacionais SGPS	58,693	175,910

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF● July 31, 2015 (unaudited)

Description	Shares/Face Amount	Value

Semapa-Sociedade de Investimento e Gestao	68,651	$928,501
Sonae	553,790	768,156
Teixeira Duarte	672,369	391,367
		7,705,008
Russia — 9.2%
Alrosa AO	959,376	1,108,349
E.ON Russia JSC	17,032,084	716,878
Gazprom Neft OAO	254,380	567,123
Gazprom OAO	283,373	655,211
Rosneft OAO	150,416	577,697
Sberbank of Russia	436,949	512,598
Severstal PAO	126,084	1,406,503
Uralkali	224,439	591,051
VTB Bank	981,718,622	1,146,905
		7,282,315
Spain — 10.1%
Acciona	10,154	820,871
Banco Bilbao Vizcaya Argentaria	81,976	829,537
Banco Santander	113,847	785,704
CaixaBank	163,815	730,254
Enagas	26,886	755,314
Endesa	31,770	667,821
Ferrovial	36,111	878,048
Gas Natural SDG	39,453	857,269
Iberdrola	121,148	854,718
Mapfre	251,274	807,463
		7,986,999

Total Common Stock
(Cost $89,982,868)		76,577,462

PREFERRED STOCK — 2.9%
Brazil — 2.9%
Banco Bradesco	92,524	734,744
Cia Energetica de Minas Gerais	170,166	465,677
Telefonica Brasil	52,456	691,406
Vale	81,449	345,640
Total Preferred Stock (Cost $4,029,963)		2,237,467

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.000%, 08/03/2015
(Cost $36,425)	$36,425	36,425

Total Investments - 99.6%
(Cost $94,049,256)†		78,851,354
Other Assets and Liabilities - 0.4%		354,890
Net Assets - 100.0%		$79,206,244

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)
Securities are fair valued by the Fund’s investment adviser using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2015 was $7,357,549 and represents 9.3% of Net Assets.

†	At July 31, 2015, the tax basis cost of the Fund's investments was $94,049,256, and the unrealized appreciation and depreciation were $3,050,510 and $(18,248,412), respectively.

Cl — Class
PLC — Public Limited Company

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$69,219,913	$7,357,549	$—	$76,577,462
Preferred Stock	2,237,467	—	—	2,237,467
Time Deposit	—	36,425	—	36,425
Total Investments in Securities	$71,457,380	$7,393,974	$—	$78,851,354

(1)
Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been transfers into Level 2 due to changes in availability of observable inputs to determine fair value. There have been no transfers into or out of Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-003-0300

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF● July 31, 2015 (unaudited)

Description	Shares	Value

COMMON STOCK — 100.0%
Consumer Discretionary — 17.1%
Big Lots	51,286	$2,214,530
CBS, Cl B	36,942	1,975,289
Children's Place	30,779	1,782,104
Cooper Tire & Rubber	60,891	2,005,140
Dillard's, Cl A	14,745	1,502,221
Gap	49,236	1,796,129
Guess?	102,696	2,248,015
Home Depot	25,607	2,996,787
Kohl's	38,819	2,380,381
Liberty Interactive QVC Group, Cl A*	83,675	2,430,759
Lowe's	43,710	3,031,726
Macy's	40,622	2,805,355
Magna International	32,036	1,741,477
Newell Rubbermaid	36,075	1,561,326
O'Reilly Automotive*	14,341	3,446,286
Six Flags Entertainment	52,011	2,425,793
Time Warner	8,072	710,659
Visteon*	11,996	1,193,962
		38,247,939
Consumer Staples — 12.4%
Archer-Daniels-Midland	45,684	2,166,335
Coca-Cola Enterprises	46,953	2,398,359
CVS Health	30,174	3,393,670
Dr Pepper Snapple Group	35,673	2,861,688
General Mills	39,785	2,315,885
Ingredion	31,452	2,774,067
Kimberly-Clark	18,464	2,122,806
Medifast*	83,618	2,581,288
Reynolds American	36,942	3,169,254
Sanderson Farms	28,002	2,016,424
Universal	35,376	2,018,201
		27,817,977
Energy — 5.4%
Hess	18,383	1,084,781
HollyFrontier	39,151	1,889,427
Marathon Petroleum	43,146	2,358,792
National Oilwell Varco	44,436	1,872,089
Phillips 66	14,316	1,138,122
Superior Energy Services	102,141	1,736,397
Valero Energy	31,031	2,035,633
		12,115,241
Financials — 28.1%
Aflac	33,571	2,150,222
Allied World Assurance Holdings	45,477	1,921,858
Allstate	40,148	2,768,205
American International Group	38,342	2,458,489
Ameriprise Financial	21,157	2,658,800
Aspen Insurance Holdings	45,402	2,183,382
Assurant	31,780	2,370,788
Assured Guaranty	84,440	2,065,402
Axis Capital Holdings	50,087	2,883,008
Chubb	23,008	2,860,585
CIT Group	50,719	2,385,822
Everest Re Group	14,863	2,721,713
Fifth Third Bancorp	100,674	2,121,201
Hartford Financial Services Group	46,182	2,195,954
Huntington Bancshares	213,146	2,487,414
KeyCorp	146,406	2,172,665
Legg Mason	55,256	2,726,331
Lincoln National	34,617	1,949,629
LPL Financial Holdings	47,054	2,218,596

Description	Shares	Value

Montpelier Re Holdings	73,594	$3,138,784
PartnerRe	18,753	2,549,658
Prudential Financial	23,167	2,047,036
State Street	32,145	2,461,021
Travelers	26,205	2,780,875
Unum Group	63,027	2,258,888
Voya Financial	48,362	2,270,596
		62,806,922
Health Care — 4.5%
Anthem	20,481	3,159,604
Cigna	12,852	1,851,459
Express Scripts Holding*	29,507	2,657,695
Pfizer	65,914	2,376,859
		10,045,617
Industrials — 9.1%
3M	11,795	1,785,055
AGCO	50,091	2,755,506
EMCOR Group	42,482	2,031,914
General Dynamics	9,764	1,455,910
L-3 Communications Holdings	21,009	2,425,699
Northrop Grumman	17,952	3,105,876
Raytheon	26,957	2,940,739
Southwest Airlines	67,142	2,430,540
SPX	22,441	1,467,866
		20,399,105
Information Technology — 13.5%
Apple	24,780	3,005,814
CA	63,450	1,848,616
Computer Sciences	35,286	2,308,763
Corning	101,864	1,902,819
Hewlett-Packard	64,449	1,966,984
Intel	68,503	1,983,162
Juniper Networks	93,379	2,653,831
Lexmark International, Cl A	58,374	1,984,132
NetApp	57,747	1,798,819
NVIDIA	117,070	2,335,546
SanDisk	26,965	1,625,720
Tech Data*	35,705	2,082,673
Texas Instruments	47,517	2,374,900
Xerox	198,805	2,190,831
		30,062,610
Materials — 5.9%
Avery Dennison	46,979	2,858,672
Chemours	6,457	70,511
Clearwater Paper*	36,625	2,155,381
Domtar	49,183	1,999,781
Dow Chemical	45,354	2,134,359
E.I. du Pont de Nemours	32,289	1,800,435
International Paper	44,124	2,112,216
		13,131,355
Telecommunication Services — 2.7%
AT&T	58,826	2,043,615
CenturyLink	69,393	1,984,640
TELUS	61,484	2,100,908
		6,129,163
Utilities — 1.3%
Ameren	48,786	2,004,129
Atlantic Power	320,454	797,930
		2,802,059

Total Common Stock
(Cost $200,845,862)		223,557,988

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF● July 31, 2015 (unaudited)

Description	Value

Total Investments - 100.0%
(Cost $200,845,862)†	$223,557,988
Other Assets and Liabilities – 0.0%	80,502
Net Assets - 100.0%	$223,638,490

Percentages are based on Net Assets.

*	Non-income producing security.
†	At July 31, 2015, the tax basis cost of the Fund's investments was $200,845,862, and the unrealized appreciation and depreciation were $29,173,506 and $(6,461,380), respectively.

Cl — Class

As of July 31, 2015, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-0500

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Eric Richardson
Eric Richardson, President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Richardson
Eric Richardson, President

Date: September 28, 2015

By:	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: September 28, 2015